Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value of plan assets [line items]
Net derivative liability	$ 30,508	$ 25,113
Net derivative assets	32,730	23,895
Canada plan [member]
Disclosure of fair value of plan assets [line items]
Net derivative liability	41
Net derivative assets		16
Debt securities and deposits issued	$ 7	$ 8
Percentage of debt securities and deposits issued	0.10%	0.10%
Debt securities daily quoted prices in active markets	$ 244	$ 88
Investment funds and other assets daily quoted prices in active markets	$ 31	$ 29